UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 10/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2010 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 14.2%
Auto Components 2.5%
BorgWarner, Inc.* (a)	99,100	5,560,501
Hotels Restaurants & Leisure 2.1%
Marriott International, Inc. "A" (a)	125,257	4,640,772
Media 2.6%
Scripps Networks Interactive "A"	116,600	5,933,774
Multiline Retail 1.7%
Kohl's Corp.* (a)	73,000	3,737,600
Specialty Retail 2.5%
Limited Brands, Inc.	189,000	5,554,710
Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc. "B" (a)	75,600	6,156,864
Consumer Staples 5.8%
Beverages
PepsiCo, Inc.	195,900	12,792,270
Energy 9.7%
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.* (a)	157,100	7,096,207
Anadarko Petroleum Corp.	82,400	5,073,368
Occidental Petroleum Corp.	120,000	9,435,600

		21,605,175
Financials 4.6%
Capital Markets
Morgan Stanley	166,300	4,135,881
T. Rowe Price Group, Inc. (a)	112,200	6,201,294

		10,337,175
Health Care 11.4%
Biotechnology 6.5%
Amgen, Inc.*	73,300	4,192,027
Celgene Corp.* (a)	164,200	10,191,894

		14,383,921
Health Care Equipment & Supplies 1.6%
Edwards Lifesciences Corp.* (a)	56,400	3,604,524
Health Care Providers & Services 3.3%
Express Scripts, Inc.* (a)	151,100	7,331,372
Industrials 14.9%
Aerospace & Defense 2.9%
Rockwell Collins, Inc.	60,200	3,642,702
TransDigm Group, Inc.* (a)	40,700	2,697,189

		6,339,891
Commercial Services & Supplies 1.1%
Stericycle, Inc.*	34,900	2,503,726
Electrical Equipment 4.9%
AMETEK, Inc. (a)	114,000	6,161,700
Roper Industries, Inc. (a)	67,200	4,665,696

		10,827,396
Machinery 3.4%
Navistar International Corp.* (a)	56,500	2,722,170
Parker Hannifin Corp.	63,500	4,860,925

		7,583,095
Road & Rail 2.6%
Norfolk Southern Corp.	94,400	5,804,656
Information Technology 31.4%
Communications Equipment 6.3%
Cisco Systems, Inc.*	610,890	13,946,619
Computers & Peripherals 13.3%
Apple, Inc.*	72,700	21,873,249
EMC Corp.* (a)	362,300	7,611,923

		29,485,172
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	94,100	4,862,147
Software 9.6%
Concur Technologies, Inc.* (a)	104,500	5,394,290
Oracle Corp.	387,300	11,386,620
Solera Holdings, Inc. (a)	95,900	4,607,995

		21,388,905
Materials 6.1%
Chemicals 2.4%
The Mosaic Co.	73,100	5,347,996
Containers & Packaging 1.5%
Owens-Illinois, Inc.*	120,500	3,377,615
Metals & Mining 2.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	51,100	4,838,148
Telecommunication Services 1.2%
Wireless Telecommunication Services
American Tower Corp. "A"*	51,500	2,657,915

Total Common Stocks (Cost $199,592,518)		220,601,939
Securities Lending Collateral 28.5%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $63,204,907)	63,204,907	63,204,907
Cash Equivalents 0.6%
Central Cash Management Fund, 0.20% (b) (Cost $1,298,673)	1,298,673	1,298,673

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $264,096,098) †	128.4	285,105,519
Other Assets and Liabilities, Net	(28.4)	(63,016,307)

Net Assets	100.0	222,089,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $265,555,725.  At October 31, 2010, net unrealized appreciation for all securities based on tax cost was $19,549,794.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,367,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,817,932.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2010 amounted to $62,014,994 which is 27.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$220,601,939	$—	$—	$220,601,939
Short-Term Investments(d)	64,503,580	—	—	64,503,580
Total	$285,105,519	$—	$—	$285,105,519

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended October 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 17, 2010